Financial instruments - Schedule of net debt rollforward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	$ 110,520
Convertible loan transaction costs	(1,571)
Fair value adjustments	(23,432)
Convertible loan accretion	(4,756)
Other lease activity including foreign exchange	315
Net cash outflow	264,783
Foreign exchange on cash	235
Net debt obligation, ending balance	346,093
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	115,551
Issuance of convertible loan	65,000
Convertible loan transaction costs	(3,673)
Interest payments	(1,557)
Lease principal	(1,144)
Net cash outflow	264,783
Foreign exchange on cash	235
Net debt obligation, ending balance	439,195
Convertible loans, short-term and long-term
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	0
Issuance of convertible loan	(37,203)
Convertible loan transaction costs	2,102
Convertible loan accretion	(4,756)
Interest payments	1,452
Net debt obligation, ending balance	(38,406)
Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	0
Issuance of convertible loan	(27,797)
Fair value adjustments	(23,432)
Net debt obligation, ending balance	(51,229)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(5,031)
Interest payments	105
Lease principal	1,144
Other lease activity including foreign exchange	315
Net debt obligation, ending balance	$ (3,467)